TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)
The income tax expense (benefit) for the years ended December 31, 2015, 2016 and 2017 consisted of the following:

	Year ended December 31,
	2015	2016	2017

Current	$3,895	$1,418	$1,200
Deferred	1,947	343	497

	$5,842	$1,761	$1,697

Domestic (Israel)	$(606)	$968	$1,533
Foreign	6,448	793	164

	$5,842	$1,761	$1,697

Schedule Of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:

Net operating loss carry forward	$79,860	$76,570
Research and Development	3,843	5,749
Other temporary differences mainly relating to reserve and allowances	28,012	25,817

Deferred tax asset before valuation allowance	111,715	108,136
Valuation allowance	(110,371)	(107,148)

Deferred tax asset	1,344	988

Deferred tax liabilities:

Other temporary differences	-	(141)

Deferred tax asset, net	$1,344	$847

Schedule Of Income (Loss) Before Taxes
Income (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2015	2016	2017

Domestic	$14,479	$(518)	$7,197
Foreign	(7,626)	13,708	10,060

	$6,853	$13,190	$17,257

Schedule Of Income Tax Reconciliation
Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2015	2016	2017
Income before taxes as reported in the consolidated statements of operations	$6,853	$13,190	$17,257

Statutory tax rate	26.5%	25%	24%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$1,816	$3,298	$4,142
Non-deductible expenses	1,527	467	290
Non-deductible expenses related to employee stock options	430	268	289
Changes in tax rate	-	8,900	124

Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	2,003	(10,055)	(3,225)
Other	66	(1,117)	77

Actual tax expense	$5,842	$1,761	$1,697

Schedule Of Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2017

Uncertain tax positions, beginning of year	$6,942	$4,686
Decreases in tax positions for prior years	(4,362)	(3,880)
Increases in tax positions for prior years	620	49
Increase in tax position for current year	1,486	1,305

Uncertain tax positions, end of year	$4,686	$2,160